Note 9 - Stock-based Compensation (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	6,998,459		5,186,459
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,958,411		1,744,811	1,032,211	733,960
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 700,000
Share-based Payment Arrangement, Expense	$ 376,000	$ 422,000
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 372,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			2 years 146 days
Non-Employee Stock Option [Member]
Share-based Payment Arrangement, Expense			$ 288,000	$ 263,000
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years		10 years
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	2,800,000		1,480,451
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,694,051
Sun BioPharma, Inc. 2016 Omnibus Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)			1,500,000
Sun BioPharma, Inc. 2011 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	264,360		264,360
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	0 years		0 years
Sun BioPharma, Inc. 2011 Stock Option Plan [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	2 years		2 years